Income tax (Tables)	12 Months Ended
Dec. 31, 2017
Income tax
Schedule of current and deferred tax

	Year ended December 31,
	2017	2016	2015
	$m	$m	$m
Current tax:
Current tax for the year	99	69	60
Adjustments in respect of prior years	1	(20)	9
Total current tax	100	49	69
Deferred tax:
Deferred tax for the year	(134)	(11)	19
Adjustments in respect of prior years	(6)	17	(18)
Total deferred tax	(140)	6	1
Income tax (credit)/charge	(40)	55	70

Schedule of reconciliation of tax expense and the accounting loss multiplied by the Group's domestic tax rate

	Year ended December 31,
	2017	2016	2015
	$m	$m	$m
Profit/(loss) before tax	23	(19)	(87)
Profit/(loss) before tax multiplied by the standard rate of Luxembourg corporation tax: 27.08% (2016: 29.22%; 2015: 29.22%)	6	(6)	(25)
Tax losses for which no deferred income tax asset was recognized	—	1	2
Re-measurement of deferred taxes	(79)	(6)	(6)
Adjustment in respect of prior years	(4)	(3)	(9)
Income subject to state and other local income taxes	17	10	12
Income taxed at rates other than standard tax rates	(19)	21	30
Non-deductible items	31	41	70
Other	8	(3)	(4)
Income tax (credit)/charge	(40)	55	70